Information by Segment - Segment Information by Country (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
ASSETS
TOTAL CURRENT ASSETS	$ 6,383,986,000	$ 4,545,421,000
Cash and cash equivalents	1,904,285,000	1,472,763,000
Other current financial assets	210,393,000	110,352,000
Other current non-financial assets	307,732,000	283,632,000
Trade and other current receivables	3,551,022,000	2,377,789,000
Current accounts receivable from related parties	14,337,000	7,403,000
Inventories	339,398,000	246,089,000
Current tax assets	50,994,000	47,393,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	21,012,370,000	15,623,570,000
Other non-current financial assets	2,796,475,000	1,752,267,000
Other non-current non-financial assets	1,140,708,000	560,426,000
Trade and other non-current receivables	906,508,000	616,793,000
Non-current accounts receivable from related parties	1,652,000	2,845,000
Investments accounted for using the equity method	2,596,000	2,747,000	$ 1,770,000
Intangible assets other than goodwill	5,827,289,000	3,682,479,000	1,810,158,000
Goodwill	1,205,570,000	713,175,000
Property, plant and equipment	8,686,827,000	8,092,467,000
Investment property	11,708,000
Deferred taxes Assets before compensation	433,037,000	200,371,000
TOTAL ASSETS	27,396,356,000	20,168,991,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	9,650,756,000	4,934,336,000
Other current financial liabilities	1,648,099,000	689,768,000
Trade and other current payables	4,116,247,000	3,323,853,000
Current accounts payable to related parties	2,996,668,000	225,027,000
Other current provisions	422,863,000	269,966,000
Current tax liabilities	192,924,000	172,638,000
Other current non-financial liabilities	270,120,000	253,084,000
Liabilities Included In Disposal Groups Classified As Held For Sale	3,835,000
TOTAL NON-CURRENT LIABILITIES	8,913,700,000	6,956,148,000
Other non-current financial liabilities	4,621,868,000	4,349,515,000
Trade and other non-current payables	933,056,000	978,569,000
Other long-term provisions	1,363,976,000	660,305,000
Deferred tax liabilities	546,070,000	455,311,000
Non-current provisions for employee benefits	1,343,507,000	388,931,000
Other non-current non-financial liabilities	105,223,000	123,517,000
TOTAL EQUITY	8,831,900,000	8,278,507,000	7,879,739,000		$ 11,532,343,000
Equity attributable to shareholders of Enel Amricas	6,724,008,000	6,480,471,000
Issued capital	6,763,204,424	6,763,204,424
Retained earnings	4,841,687,000	3,583,831,000		$ 961,106,000
Other reserves	(4,880,883,000)	(3,866,564,000)	(3,764,697,000)		$ (8,004,579,000)
Non-controlling interests	2,107,892,000	1,798,036,000
TOTAL LIABILITIES AND EQUITY	27,396,356,000	20,168,991,000
Revenues and Other Operating Income	13,184,062,000	10,438,003,000	7,642,582,000
Revenues	12,119,134,000	9,489,266,000	7,007,908,000
Energy sales	10,929,523,000	8,559,077,000	6,350,968,000
Other sales	48,968,000	44,194,000	52,312,000
Other services rendered	1,140,643,000	885,995,000	604,628,000
Other operating income	1,064,928,000	948,737,000	634,674,000
Raw Materials and Consumables Used	(8,142,773,000)	(5,882,788,000)	(3,868,218,000)
Energy purchases	(5,737,604,000)	(3,940,466,000)	(2,442,519,000)
Fuel consumption	(226,843,000)	(229,308,000)	(362,156,000)
Transportation costs	(1,055,431,000)	(634,118,000)	(394,097,000)
Other miscellaneous supplies and services	(1,122,895,000)	(1,078,896,000)	(669,446,000)
Contribution Margin	5,041,289,000	4,555,215,000	3,774,364,000
Other work performed by the entity and capitalized	177,997,000	173,186,000	99,449,000
Employee benefits expenses	(840,493,000)	(837,984,000)	(626,102,000)
Other expenses	(1,021,085,000)	(943,156,000)	(817,375,000)
GROSS OPERATING RESULT	3,357,708,000	2,947,261,000	2,430,336,000
Depreciation and amortization expense	(862,440,000)	(648,114,000)	(473,238,000)
Reversal of impairment loss (impairment losses) recognized	(60,748,000)	(79,748,000)	(157,078,000)
OPERATING INCOME	2,434,520,000	2,219,399,000	1,800,020,000
Total financial results	(332,663,000)	(582,406,000)	(438,798,000)
Total financial income	358,081,000	293,843,000	276,457,000
Cash and cash equivalents	133,180,000	123,139,000	150,320,000
Other financial income	224,901,000	170,704,000	126,137,000
Financial costs	(1,071,759,000)	(869,535,000)	(773,157,000)
Bank borrowings	(162,192,000)	(97,495,000)	(84,753,000)
Secured and unsecured obligations	(312,204,000)	(215,836,000)	(284,842,000)
Other	(597,363,000)	(556,204,000)	(403,562,000)
Gains (losses) from indexed assets and liabilities	270,380,000		(1,032,000)
Foreign currency exchange differences	110,635,000	(6,714,000)	58,934,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	556,125,000	192,639,000	258,017,000
Negative	(445,490,000)	(199,353,000)	(199,083,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,452,000	3,310,000	2,706,000
Total	681,000	5,345,000	12,141,000
Gain (loss) from other investments	51,000	185,000	(13,704,000)
Gain (loss) from the sale of property, plants and equipment	630,000	5,160,000	25,845,000
Income from continuing operations, before taxes	2,104,990,000	1,645,648,000	1,376,069,000
Income tax expenses, continuing operations	(437,932,000)	(519,134,000)	(531,461,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	1,667,058,000	1,126,514,000	844,608,000
Income after tax from discontinued operations			170,263,000
NET INCOME	1,667,058,000	1,126,514,000	1,014,871,000
Shareholders of Enel Americas	1,201,381,000	709,043,000	566,497,000
Non-controlling interests	465,677,000	417,471,000	448,374,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,844,565,000	1,870,049,000	2,532,186,000
Net cash flows from (used in) investing activities	(3,069,189,000)	(2,479,141,000)	(734,958,000)
Net cash flows from (used in) financing activities	1,867,066,000	(588,520,000)	(1,093,851,000)
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	526,410,000	265,002,000
Cash and cash equivalents	441,045,000	184,157,000
Other current financial assets	7,467,000	127,000
Other current non-financial assets	5,544,000	3,530,000
Trade and other current receivables	956,000	639,000
Current accounts receivable from related parties	71,184,000	68,433,000
Current tax assets	214,000	8,116,000
TOTAL NON-CURRENT ASSETS	7,491,715,000	7,410,770,000
Other non-current non-financial assets	3,414,000	2,403,000
Trade and other non-current receivables	58,000	124,000
Non-current accounts receivable from related parties	375,000,000	375,000,000
Investments accounted for using the equity method	7,113,243,000	7,033,243,000
TOTAL ASSETS	8,018,125,000	7,675,772,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	461,314,000	85,879,000
Other current financial liabilities	363,057,000	11,791,000
Trade and other current payables	43,723,000	35,090,000
Current accounts payable to related parties	53,178,000	37,377,000
Other current provisions	1,164,000	1,239,000
Current tax liabilities		54,000
Other current non-financial liabilities	192,000	328,000
TOTAL NON-CURRENT LIABILITIES	612,001,000	618,499,000
Other non-current financial liabilities	601,014,000	607,512,000
Trade and other non-current payables		15,000
Deferred tax liabilities	8,374,000	8,140,000
Non-current provisions for employee benefits	2,613,000	2,832,000
TOTAL EQUITY		6,971,394,000
Equity attributable to shareholders of Enel Amricas	6,944,810,000	6,971,394,000
Issued capital	6,763,204,000	6,763,204,000
Retained earnings	3,423,217,000	3,449,803,000
Other reserves	(3,241,611,000)	(3,241,613,000)
TOTAL LIABILITIES AND EQUITY	8,018,125,000	7,675,772,000
Revenues and Other Operating Income	1,335,000	4,000	11,232,000
Revenues			9,527,000
Other sales			9,087,000
Other services rendered			440,000
Other operating income	1,335,000	4,000	1,705,000
Raw Materials and Consumables Used			(4,191,000)
Other miscellaneous supplies and services			(4,191,000)
Contribution Margin	1,335,000	4,000	7,041,000
Employee benefits expenses	(6,732,000)	(8,070,000)	(14,931,000)
Other expenses	(27,113,000)	(21,316,000)	(50,535,000)
GROSS OPERATING RESULT	(32,510,000)	(29,382,000)	(58,425,000)
Depreciation and amortization expense			(213,000)
Reversal of impairment loss (impairment losses) recognized			(1,580,000)
OPERATING INCOME	(32,510,000)	(29,382,000)	(60,218,000)
Total financial results	(19,825,000)	(3,438,000)	28,745,000
Total financial income	47,281,000	29,595,000	50,037,000
Cash and cash equivalents	7,245,000	8,207,000	44,463,000
Other financial income	40,036,000	21,388,000	5,574,000
Financial costs	(61,869,000)	(38,662,000)	(37,471,000)
Bank borrowings	(8,084,000)		(1,000)
Secured and unsecured obligations	(25,736,000)	(25,977,000)	(23,567,000)
Other	(28,049,000)	(12,685,000)	(13,903,000)
Gains (losses) from indexed assets and liabilities			(1,032,000)
Foreign currency exchange differences	(5,237,000)	5,629,000	17,211,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	39,694,000	81,484,000	79,742,000
Negative	(44,931,000)	(75,855,000)	(62,531,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	441,000	1,605,000	(525,000)
Total			10,000
Gain (loss) from the sale of property, plants and equipment			10,000
Income from continuing operations, before taxes	(51,894,000)	(31,215,000)	(31,988,000)
Income tax expenses, continuing operations	(7,137,000)	(28,109,000)	17,832,000
INCOME AFTER TAX FROM CONTINUING OPERATIONS	(59,031,000)	(59,324,000)	(14,156,000)
Income after tax from discontinued operations			170,263,000
NET INCOME	(59,031,000)	(59,324,000)	156,107,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(34,496,000)	23,174,000	115,344,000
Net cash flows from (used in) investing activities	348,295,000	(982,614,000)	487,375,000
Net cash flows from (used in) financing activities	(52,458,000)	(319,794,000)	(628,712,000)
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	644,916,000	711,201,000
Cash and cash equivalents	182,829,000	242,072,000
Other current financial assets		412,000
Other current non-financial assets	26,228,000	23,106,000
Trade and other current receivables	389,563,000	395,614,000
Current accounts receivable from related parties	16,513,000	28,732,000
Inventories	29,623,000	20,813,000
Current tax assets	160,000	452,000
TOTAL NON-CURRENT ASSETS	2,585,687,000	1,516,003,000
Other non-current financial assets	14,000	27,000
Other non-current non-financial assets	927,000	5,825,000
Trade and other non-current receivables	409,285,000	400,329,000
Non-current accounts receivable from related parties	108,000	255,000
Investments accounted for using the equity method	292,079,000	35,641,000
Intangible assets other than goodwill	22,170,000	17,628,000
Goodwill	4,827,000	1,022,000
Property, plant and equipment	1,856,267,000	1,004,634,000
Deferred taxes Assets before compensation	10,000	50,642,000
TOTAL ASSETS	3,230,603,000	2,227,204,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,094,163,000	1,211,389,000
Other current financial liabilities	14,322,000	2,938,000
Trade and other current payables	716,892,000	924,655,000
Current accounts payable to related parties	114,938,000	50,329,000
Other current provisions	131,593,000	150,497,000
Current tax liabilities	89,622,000	51,191,000
Other current non-financial liabilities	26,796,000	31,779,000
TOTAL NON-CURRENT LIABILITIES	592,984,000	610,569,000
Other non-current financial liabilities	40,229,000	48,913,000
Trade and other non-current payables	195,385,000	337,338,000
Non-current accounts payable to related companies	6,230,000	53,642,000
Other long-term provisions	23,144,000	21,826,000
Deferred tax liabilities	244,255,000	37,724,000
Non-current provisions for employee benefits	14,599,000	26,960,000
Other non-current non-financial liabilities	69,142,000	84,166,000
TOTAL EQUITY	1,543,456,000	405,246,000
Equity attributable to shareholders of Enel Amricas	1,543,456,000	405,246,000
Issued capital	997,714,000	234,050,000
Retained earnings	13,202,000	274,033,000
Other reserves	532,540,000	(102,837,000)
TOTAL LIABILITIES AND EQUITY	3,230,603,000	2,227,204,000
Revenues and Other Operating Income	1,516,392,000	1,520,474,000	1,267,901,000
Revenues	1,488,830,000	1,482,423,000	1,137,695,000
Energy sales	1,443,845,000	1,426,617,000	1,076,132,000
Other sales	191,000	194,000	206,000
Other services rendered	44,794,000	55,612,000	61,357,000
Other operating income	27,562,000	38,051,000	130,206,000
Raw Materials and Consumables Used	(769,333,000)	(712,345,000)	(517,495,000)
Energy purchases	(656,647,000)	(619,314,000)	(396,487,000)
Fuel consumption	(21,095,000)	(4,074,000)	(72,647,000)
Transportation costs	(37,414,000)	(15,926,000)	(4,889,000)
Other miscellaneous supplies and services	(54,177,000)	(73,031,000)	(43,472,000)
Contribution Margin	747,059,000	808,129,000	750,406,000
Other work performed by the entity and capitalized	54,308,000	75,737,000	53,810,000
Employee benefits expenses	(265,521,000)	(370,729,000)	(330,358,000)
Other expenses	(139,867,000)	(185,752,000)	(166,111,000)
GROSS OPERATING RESULT	395,979,000	327,385,000	307,747,000
Depreciation and amortization expense	(173,774,000)	(78,353,000)	(61,939,000)
Reversal of impairment loss (impairment losses) recognized	10,333,000	15,605,000	(13,688,000)
OPERATING INCOME	232,538,000	264,637,000	232,120,000
Total financial results	257,912,000	(145,441,000)	(153,569,000)
Total financial income	107,807,000	87,760,000	62,337,000
Cash and cash equivalents	75,692,000	61,757,000	51,545,000
Other financial income	32,115,000	26,003,000	10,792,000
Financial costs	(226,859,000)	(265,443,000)	(248,774,000)
Bank borrowings	(177,000)	(136,000)	(2,196,000)
Other	(226,682,000)	(265,307,000)	(246,578,000)
Gains (losses) from indexed assets and liabilities	270,380,000
Foreign currency exchange differences	106,584,000	32,242,000	32,868,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	262,165,000	72,910,000	81,643,000
Negative	(155,581,000)	(40,668,000)	(48,775,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,011,000	1,705,000	1,788,000
Total	74,000	230,000	(43,000)
Gain (loss) from other investments	51,000	168,000	56,000
Gain (loss) from the sale of property, plants and equipment	23,000	62,000	(99,000)
Income from continuing operations, before taxes	492,535,000	121,131,000	80,296,000
Income tax expenses, continuing operations	(203,661,000)	27,183,000	(44,673,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	288,874,000	148,314,000	35,623,000
NET INCOME	288,874,000	148,314,000	35,623,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	157,539,000	209,757,000	328,608,000
Net cash flows from (used in) investing activities	(98,752,000)	(122,760,000)	(157,218,000)
Net cash flows from (used in) financing activities	(23,844,000)	(17,354,000)	12,592,000
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,198,462,000	2,519,658,000
Cash and cash equivalents	633,692,000	470,361,000
Other current financial assets	178,492,000	64,924,000
Other current non-financial assets	220,719,000	226,385,000
Trade and other current receivables	2,801,407,000	1,544,654,000
Current accounts receivable from related parties	106,693,000	43,040,000
Inventories	209,125,000	134,991,000
Current tax assets	48,334,000	35,303,000
TOTAL NON-CURRENT ASSETS	11,585,461,000	6,861,343,000
Other non-current financial assets	2,795,863,000	1,751,137,000
Other non-current non-financial assets	1,127,643,000	541,556,000
Trade and other non-current receivables	457,162,000	181,099,000
Non-current accounts receivable from related parties	7,768,000	57,512,000
Intangible assets other than goodwill	5,653,825,000	3,546,462,000
Goodwill	662,218,000	129,200,000
Property, plant and equipment	436,248,000	504,650,000
Investment property	11,708,000
Deferred taxes Assets before compensation	433,026,000	149,727,000
TOTAL ASSETS	15,783,923,000	9,381,001,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	6,524,191,000	2,157,537,000
Other current financial liabilities	748,859,000	305,468,000
Trade and other current payables	2,461,540,000	1,556,408,000
Current accounts payable to related parties	2,912,524,000	90,778,000
Other current provisions	194,942,000	10,594,000
Current tax liabilities	15,965,000	32,399,000
Other current non-financial liabilities	190,361,000	161,890,000
TOTAL NON-CURRENT LIABILITIES	5,554,977,000	3,399,496,000
Other non-current financial liabilities	2,093,405,000	1,442,737,000
Trade and other non-current payables	727,211,000	630,010,000
Non-current accounts payable to related companies	240,611,000	403,120,000
Other long-term provisions	1,279,877,000	565,565,000
Deferred tax liabilities	11,188,000	130,381,000
Non-current provisions for employee benefits	1,198,014,000	227,048,000
Other non-current non-financial liabilities	4,671,000	635,000
TOTAL EQUITY	3,704,755,000	3,823,968,000
Equity attributable to shareholders of Enel Amricas	3,704,755,000	3,823,968,000
Issued capital	1,730,839,000	2,048,181,000
Retained earnings	532,531,000	414,775,000
Share premium	771,039,000	902,102,000
Other reserves	670,346,000	458,910,000
TOTAL LIABILITIES AND EQUITY	15,783,923,000	9,381,001,000
Revenues and Other Operating Income	7,489,756,000	5,132,814,000	2,761,747,000
Revenues	6,520,243,000	4,285,949,000	2,281,557,000
Energy sales	5,865,566,000	3,841,034,000	2,058,455,000
Other sales	2,225,000	1,855,000	2,107,000
Other services rendered	652,452,000	443,060,000	220,995,000
Other operating income	969,513,000	846,865,000	480,190,000
Raw Materials and Consumables Used	(5,366,693,000)	(3,502,183,000)	(1,653,590,000)
Energy purchases	(3,855,878,000)	(2,359,632,000)	(1,034,768,000)
Fuel consumption	(18,151,000)	(70,470,000)	(73,718,000)
Transportation costs	(631,737,000)	(279,332,000)	(112,922,000)
Other miscellaneous supplies and services	(860,927,000)	(792,749,000)	(432,182,000)
Contribution Margin	2,123,063,000	1,630,631,000	1,108,157,000
Other work performed by the entity and capitalized	83,214,000	69,089,000	25,607,000
Employee benefits expenses	(402,618,000)	(306,267,000)	(141,745,000)
Other expenses	(603,682,000)	(486,694,000)	(347,940,000)
GROSS OPERATING RESULT	1,199,977,000	906,759,000	644,079,000
Depreciation and amortization expense	(375,937,000)	(270,611,000)	(148,606,000)
Reversal of impairment loss (impairment losses) recognized	(55,843,000)	(76,255,000)	(104,225,000)
OPERATING INCOME	768,197,000	559,893,000	391,248,000
Total financial results	(430,868,000)	(225,126,000)	(82,448,000)
Total financial income	215,449,000	179,316,000	140,421,000
Cash and cash equivalents	33,259,000	32,537,000	31,030,000
Other financial income	182,190,000	146,779,000	109,391,000
Financial costs	(614,811,000)	(361,158,000)	(232,179,000)
Bank borrowings	(131,557,000)	(65,154,000)	(49,349,000)
Secured and unsecured obligations	(124,722,000)	(35,259,000)	(58,201,000)
Other	(358,532,000)	(260,745,000)	(124,629,000)
Foreign currency exchange differences	(31,506,000)	(43,284,000)	9,310,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	402,562,000	64,474,000	70,012,000
Negative	(434,068,000)	(107,758,000)	(60,702,000)
Total	386,000	954,000	(1,232,000)
Gain (loss) from the sale of property, plants and equipment	386,000	954,000	(1,232,000)
Income from continuing operations, before taxes	337,715,000	335,721,000	307,568,000
Income tax expenses, continuing operations	217,748,000	(66,666,000)	(69,565,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	555,463,000	269,056,000	238,003,000
NET INCOME	555,463,000	269,056,000	238,003,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	299,827,000	371,425,000	765,662,000
Net cash flows from (used in) investing activities	(2,434,755,000)	(1,809,287,000)	(404,148,000)
Net cash flows from (used in) financing activities	2,389,830,000	1,608,280,000	(233,539,000)
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	710,105,000	725,443,000
Cash and cash equivalents	394,484,000	354,110,000
Other current financial assets	24,434,000	44,889,000
Other current non-financial assets	8,850,000	7,751,000
Trade and other current receivables	217,987,000	268,651,000
Current accounts receivable from related parties	1,403,000	1,612,000
Inventories	57,118,000	48,424,000
Current tax assets	4,000	6,000
Non-current assets or disposal groups held for sale or for distribution to owners	5,825,000
TOTAL NON-CURRENT ASSETS	4,200,842,000	4,372,366,000
Other non-current financial assets	598,000	1,103,000
Other non-current non-financial assets	8,753,000	9,017,000
Trade and other non-current receivables	40,003,000	35,241,000
Investments accounted for using the equity method	137,000	10,000
Intangible assets other than goodwill	95,095,000	77,886,000
Goodwill	5,902,000	6,421,000
Property, plant and equipment	4,050,353,000	4,242,686,000
Deferred taxes Assets before compensation	1,000	2,000
TOTAL ASSETS	4,910,947,000	5,097,809,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,116,652,000	942,968,000
Other current financial liabilities	390,762,000	267,116,000
Trade and other current payables	535,183,000	483,152,000
Current accounts payable to related parties	53,265,000	50,746,000
Other current provisions	35,841,000	33,779,000
Current tax liabilities	73,902,000	84,650,000
Other current non-financial liabilities	23,864,000	23,525,000
Liabilities Included In Disposal Groups Classified As Held For Sale	3,835,000
TOTAL NON-CURRENT LIABILITIES	1,630,556,000	1,971,990,000
Other non-current financial liabilities	1,428,551,000	1,750,429,000
Other long-term provisions	40,340,000	64,904,000
Deferred tax liabilities	32,622,000	18,010,000
Non-current provisions for employee benefits	123,151,000	127,565,000
Other non-current non-financial liabilities	5,892,000	11,082,000
TOTAL EQUITY	2,163,739,000	2,182,851,000
Equity attributable to shareholders of Enel Amricas	2,163,739,000	2,182,851,000
Issued capital	205,915,000	224,006,000
Retained earnings	639,936,000	484,805,000
Share premium	93,552,000	101,771,000
Other reserves	1,224,336,000	1,372,269,000
TOTAL LIABILITIES AND EQUITY	4,910,947,000	5,097,809,000
Revenues and Other Operating Income	2,671,192,000	2,384,407,000	2,262,236,000
Revenues	2,642,886,000	2,366,028,000	2,244,990,000
Energy sales	2,388,426,000	2,128,847,000	2,038,739,000
Other sales	23,232,000	20,466,000	14,839,000
Other services rendered	231,228,000	216,715,000	191,412,000
Other operating income	28,306,000	18,379,000	17,246,000
Raw Materials and Consumables Used	(1,208,848,000)	(950,865,000)	(965,018,000)
Energy purchases	(721,047,000)	(529,504,000)	(570,987,000)
Fuel consumption	(53,414,000)	(30,789,000)	(69,912,000)
Transportation costs	(268,498,000)	(244,492,000)	(201,149,000)
Other miscellaneous supplies and services	(165,889,000)	(146,080,000)	(122,970,000)
Contribution Margin	1,462,344,000	1,433,542,000	1,297,218,000
Other work performed by the entity and capitalized	29,408,000	19,386,000	13,097,000
Employee benefits expenses	(99,856,000)	(89,244,000)	(76,304,000)
Other expenses	(161,656,000)	(160,646,000)	(134,369,000)
GROSS OPERATING RESULT	1,230,240,000	1,203,038,000	1,099,642,000
Depreciation and amortization expense	(193,432,000)	(177,419,000)	(149,469,000)
Reversal of impairment loss (impairment losses) recognized	(14,674,000)	(2,962,000)	(35,530,000)
OPERATING INCOME	1,022,134,000	1,022,657,000	914,643,000
Total financial results	(159,753,000)	(174,979,000)	(197,153,000)
Total financial income	19,748,000	19,371,000	23,942,000
Cash and cash equivalents	12,533,000	13,297,000	20,015,000
Other financial income	7,215,000	6,074,000	3,927,000
Financial costs	(177,537,000)	(193,550,000)	(221,529,000)
Bank borrowings	(19,659,000)	(25,090,000)	(24,726,000)
Secured and unsecured obligations	(133,916,000)	(138,469,000)	(176,995,000)
Other	(23,962,000)	(29,991,000)	(19,808,000)
Foreign currency exchange differences	(1,964,000)	(800,000)	434,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	12,950,000	4,435,000	6,220,000
Negative	(14,914,000)	(5,235,000)	(5,786,000)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			1,443,000
Total	190,000	474,000	(15,002,000)
Gain (loss) from other investments			(13,760,000)
Gain (loss) from the sale of property, plants and equipment	190,000	474,000	(1,242,000)
Income from continuing operations, before taxes	862,571,000	848,152,000	703,931,000
Income tax expenses, continuing operations	(310,823,000)	(336,689,000)	(292,755,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	551,748,000	511,463,000	411,176,000
NET INCOME	551,748,000	511,463,000	411,176,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	1,030,940,000	898,396,000	874,110,000
Net cash flows from (used in) investing activities	(378,451,000)	(390,586,000)	(318,358,000)
Net cash flows from (used in) financing activities	(601,744,000)	(575,395,000)	(372,210,000)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	488,825,000	458,183,000
Cash and cash equivalents	252,235,000	222,063,000
Other current non-financial assets	46,391,000	22,860,000
Trade and other current receivables	140,653,000	167,826,000
Current accounts receivable from related parties	3,732,000	57,000
Inventories	43,532,000	41,861,000
Current tax assets	2,282,000	3,516,000
TOTAL NON-CURRENT ASSETS	3,828,620,000	3,908,055,000
Investments accounted for using the equity method	1,428,462,000	1,527,055,000
Intangible assets other than goodwill	56,199,000	40,503,000
Property, plant and equipment	2,343,959,000	2,340,497,000
TOTAL ASSETS	4,317,445,000	4,366,238,000
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	490,066,000	487,036,000
Other current financial liabilities	131,099,000	102,455,000
Trade and other current payables	222,164,000	250,202,000
Current accounts payable to related parties	35,138,000	20,616,000
Other current provisions	59,323,000	73,857,000
Current tax liabilities	13,435,000	4,344,000
Other current non-financial liabilities	28,907,000	35,562,000
TOTAL NON-CURRENT LIABILITIES	770,023,000	812,356,000
Other non-current financial liabilities	458,669,000	499,924,000
Trade and other non-current payables	10,460,000	11,206,000
Other long-term provisions	20,615,000	8,010,000
Deferred tax liabilities	249,631,000	261,056,000
Non-current provisions for employee benefits	5,130,000	4,526,000
Other non-current non-financial liabilities	25,518,000	27,634,000
TOTAL EQUITY	3,057,356,000	3,066,846,000
Equity attributable to shareholders of Enel Amricas	3,057,356,000	3,066,846,000
Issued capital	2,658,595,000	1,657,365,000
Retained earnings	522,144,000	148,516,000
Share premium	6,052,000	1,874,000
Other reserves	(129,435,000)	1,259,091,000
TOTAL LIABILITIES AND EQUITY	4,317,445,000	4,366,238,000
Revenues and Other Operating Income	1,505,635,000	1,400,304,000	1,339,466,000
Revenues	1,467,175,000	1,354,866,000	1,334,139,000
Energy sales	1,231,686,000	1,162,579,000	1,177,642,000
Other sales	23,320,000	21,679,000	26,073,000
Other services rendered	212,169,000	170,608,000	130,424,000
Other operating income	38,460,000	45,438,000	5,327,000
Raw Materials and Consumables Used	(798,330,000)	(717,395,000)	(727,924,000)
Energy purchases	(505,630,000)	(434,666,000)	(443,189,000)
Fuel consumption	(134,183,000)	(123,975,000)	(145,879,000)
Transportation costs	(116,615,000)	(91,718,000)	(72,225,000)
Other miscellaneous supplies and services	(41,902,000)	(67,036,000)	(66,631,000)
Contribution Margin	707,305,000	682,909,000	611,542,000
Other work performed by the entity and capitalized	11,067,000	8,974,000	6,935,000
Employee benefits expenses	(65,766,000)	(63,674,000)	(62,764,000)
Other expenses	(88,585,000)	(88,768,000)	(118,420,000)
GROSS OPERATING RESULT	564,021,000	539,441,000	437,293,000
Depreciation and amortization expense	(119,297,000)	(121,731,000)	(113,011,000)
Reversal of impairment loss (impairment losses) recognized	(564,000)	(16,136,000)	(2,055,000)
OPERATING INCOME	444,160,000	401,574,000	322,227,000
Total financial results	(18,583,000)	(33,422,000)	(34,373,000)
Total financial income	8,583,000	9,138,000	6,816,000
Cash and cash equivalents	4,451,000	7,341,000	3,267,000
Other financial income	4,132,000	1,797,000	3,549,000
Financial costs	(31,469,000)	(42,059,000)	(40,086,000)
Bank borrowings	(2,715,000)	(7,115,000)	(8,481,000)
Secured and unsecured obligations	(27,830,000)	(16,131,000)	(26,079,000)
Other	(924,000)	(18,813,000)	(5,526,000)
Foreign currency exchange differences	4,303,000	(501,000)	(1,103,000)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	22,096,000	17,331,000	37,217,000
Negative	(17,793,000)	(17,832,000)	(38,320,000)
Total	31,000	3,687,000	28,408,000
Gain (loss) from other investments		17,000
Gain (loss) from the sale of property, plants and equipment	31,000	3,670,000	28,408,000
Income from continuing operations, before taxes	425,608,000	371,839,000	316,262,000
Income tax expenses, continuing operations	(134,059,000)	(114,853,000)	(142,300,000)
INCOME AFTER TAX FROM CONTINUING OPERATIONS	291,549,000	256,986,000	173,962,000
NET INCOME	291,549,000	256,986,000	173,962,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	390,044,000	334,592,000	446,371,000
Net cash flows from (used in) investing activities	(89,786,000)	(1,085,017,000)	(78,024,000)
Net cash flows from (used in) financing activities	(259,879,000)	659,599,000	(134,402,000)
Holdings, Eliminations and Others
ASSETS
TOTAL CURRENT ASSETS	(184,732,000)	(134,066,000)
Trade and other current receivables	456,000	405,000
Current accounts receivable from related parties	(185,188,000)	(134,471,000)
TOTAL NON-CURRENT ASSETS	(8,679,955,000)	(8,444,967,000)
Other non-current non-financial assets	(29,000)	1,625,000
Non-current accounts receivable from related parties	(381,224,000)	(429,922,000)
Investments accounted for using the equity method	(8,831,325,000)	(8,593,202,000)
Goodwill	532,623,000	576,532,000
TOTAL ASSETS	(8,864,687,000)	(8,579,033,000)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(35,630,000)	49,527,000
Trade and other current payables	136,745,000	74,346,000
Current accounts payable to related parties	(172,375,000)	(24,819,000)
TOTAL NON-CURRENT LIABILITIES	(246,841,000)	(456,762,000)
Non-current accounts payable to related companies	(246,841,000)	(456,762,000)
TOTAL EQUITY	(8,582,216,000)	(8,171,798,000)
Equity attributable to shareholders of Enel Amricas	(8,582,216,000)	(8,171,798,000)
Issued capital	(5,593,063,000)	(4,163,602,000)
Retained earnings	(289,343,000)	(1,188,101,000)
Share premium	(870,643,000)	(1,005,747,000)
Other reserves	(1,829,167,000)	(1,814,348,000)
TOTAL LIABILITIES AND EQUITY	(8,864,687,000)	(8,579,033,000)
Revenues and Other Operating Income	(248,000)
Other operating income	(248,000)
Raw Materials and Consumables Used	431,000
Energy purchases	1,598,000	2,650,000	2,912,000
Transportation costs	(1,167,000)	(2,650,000)	(2,912,000)
Contribution Margin	183,000
Other expenses	(182,000)	20,000
GROSS OPERATING RESULT	1,000	20,000
OPERATING INCOME	1,000	20,000
Total financial results	38,454,000
Total financial income	(40,787,000)	(31,337,000)	(7,096,000)
Other financial income	(40,787,000)	(31,337,000)	(7,096,000)
Financial costs	40,786,000	31,337,000	6,882,000
Other	40,786,000	31,337,000	6,882,000
Foreign currency exchange differences	38,455,000		214,000
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity	(183,342,000)	(47,995,000)	(16,817,000)
Negative	221,797,000	47,995,000	17,031,000
Income from continuing operations, before taxes	38,455,000	20,000
INCOME AFTER TAX FROM CONTINUING OPERATIONS	38,455,000	20,000
NET INCOME	38,455,000	20,000
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	711,000	32,705,000	2,091,000
Net cash flows from (used in) investing activities	(415,740,000)	1,911,123,000	(264,585,000)
Net cash flows from (used in) financing activities	$ 415,161,000	$ (1,943,856,000)	$ 262,420,000